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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Magten Asset Management Corp.
Address: 35 East 21st Street
         New York, New York  10010

Form 13F File Number: 28-3508

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Talton R. Embry
Title:   Managing Director
Phone:   (212) 529-6600

Signature, Place, and Date of Signing:

    /s/ Talton R. Embry   New York, New York   August 14, 2000
    ____________________  ___________________  _________________
         [Signature]         [City, State]       [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     42

Form 13F Information Table Value Total:     $99,031
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Talton R. Embry


























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
                                                   Form 13F INFORMATION TABLE

ITEM 1:               ITEM 2:       ITEM 3:     ITEM 4:      ITEM 5:        ITEM 6           ITEM 7            ITEM 8:
NAME OF ISSUER        TITLE OF      CUSIP       FAIR MARKET  SHARES OR      INVESTMENT       OTHER         VOTING AUTHORITY
                      CLASS         NUMBER      VALUE        PRINC. AMT.    DISCRETION       MANAGERS  SOLE     SHARED     NONE
                                                                         SOLE SHARED OTHER


AAMES FINANCIAL       CONVERTIBLE   00253AAE1   1,991,925   10,215,000         X            X          5975000            4240000
5.5% CV 3/15/06

AMERICAN REAL ESTATE  COMMON STOCK   29169109   1,550,207      168,730         X            X          39630               129100
PARTNERS, L.P.

AMERICAN RETIREMENT   CONVERTIBLE   028913AA9   2,639,363    4,045,000         X            X          2695000            1350000
5.75 CV 10/01/02

ASSISTED LIVING       CONVERTIBLE   04543LAE9     680,625    1,500,000         X            X          750000              750000
5.625% CV 5/1/03

ALT LIVING (ALTERRA)  CONVERTIBLE   02145KAB3   5,830,938   11,750,000         X            X          6925000            4825000
5.25% CV 12/15/02

ANACOMP INC.          COMMON STOCK   32371106  12,801,867    4,267,289         X            X          3329346             937943
NEW COMMON STOCK

ATLANTIC REALTY       COMMON STOCK   48798102   1,688,684      227,050         X            X          78650               148400
TRUST

ADVANCED TECHNICAL    COMMON STOCK    7548100      38,125       10,000         X            X          10000
PRODUCTS

BCE INC               COMMON STOCK  05534B109     238,125       10,000         X            X          10000

BESTEL S.A.           COMMON STOCK  08658T112     500,000        5,000         X            X          1700                  3300
WARRANTS

BOC GROUP PLC         COMMON STOCK                429,900       30,000         X            X          30000

BANYAN STRATEGIC      COMMON STOCK  06683M102   4,333,200      753,600         X            X          312100              441500
REALTY TRUST

3COM CORT             COMMON STOCK  885535104   1,844,000       32,000         X            X          32000
COMMON STOCK

DELTA & PINE LAND CO  COMMON STOCK                280,000          280         X            X          280
AUG CALL $15



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ENSTAR GROUP          COMMON STOCK  29358R107     560,500                      X            X          38,000
COMMON STOCK

AIRLEASE LTD L.P      COMMON STOCK    9366105   1,896,438      159,700         X            X          30300               129400

FIRST SECURITY CORP   COMMON STOCK  336294103     330,925       24,400         X            X          24400

FIRST UNION REIT      COMMON STOC   337400105  12,729,216    4,333,350         X            X          2236450            2096900

FIRST UNION           PREFERRED     337400303   1,228,000       61,400         X            X          61400
8.40% PFD

HORIZON GROUP         COMMON STOCK  44041U102     880,294      265,749         X            X          155663              110086
PROPERTIES INC.

HANNAFORD BROS.       COMMON STOCK  410550107   1,279,375       17,800         X            X          17800

HVIDE MARINE INC.     COMMON STOCK  44851M109   3,491,250      588,000         X            X          297266              290734
COMMON STOCK

IMPERIAL PARKING      COMMON STOCK  453077109   3,776,087      225,438         X            X          120593              104845
CORP

JACKPOT ENTERPRISES   COMMON STOCK  466392107     603,475       47,800         X            X          47800
INC.

JPS INDUSTRIES        COMMON STOCK  46624E405   9,445,102    1,799,067         X            X          1079656             719411
COMMON STOCK

LEXINGTON GLOBAL      COMMON STOCK  528932106     840,375       81,000         X            X          81000
ASSET MNGRS

LORAL SPACE & COMM.   PREFERRED     G56462149   1,145,950       53,300         X            X          37300                16000
$3.00 CV PFD

MCN ENERGY GROUP      COMMON STOCK  55267J100     534,375       25,000         X            X          25000
INC

PALM AUG PUTS $40.00  COMMON STOCK  6966428HH      263250          270         X            X          270

PERINI CORP.          PREFERRED     713839306     552,450       25,400         X            X          25400
2.125 CV PFD

PHYCOR INC            CONVERTIBLE   71940FAB6   1,326,750    6,100,000         X            X          3525000            2575000
4.50% CV DEB 2/15/03

PREMIERE TECH         CONVERTIBLE   74058FAC6   4,656,269    7,495,000         X            X          4495000            3000000
5.75% CV 7/01/04

PRISON REALTY CP      PREFERRED     74264N204   1,025,100      120,600         X            X          86100                34500
8% PFD SERIES A


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QUADRAMED CORP        CONVERTIBLE   74730WAC5   6,774,063   20,450,000         X            X          120000             8450000
CONV 5.25% 5/1/05

SUNRISE ASS'T LIVING  CONVERTIBLE   86768KAC0   1,286,250    1,500,000         X            X          900000              600000
5.5% CV 6/15/02

SUNBEAM CORP.         CONVERTIBLE   867071AA0   3,158,190   20,052,000         X            X          139020             6150000
0% SR SUB CV 3/25/18

TELEFONICA DE PERU    COMMON STOCK  879384105   1,083,600       70,000         X            X          70000
SPON ADR

MEDIAONE GROUP INC    COMMON STOCK  58440J104     462,875        7,000         X            X          7000

VERIO INC             COMMON STOCK  923433106   1,997,438       36,000         X            X          36000

VENTAS INC.           COMMON STOCK  92276F100   1,085,184      340,450         X            X          115250              221900

WESTPOINT STEVENS     COMMON STOCK  961238102     764,288       68,700         X            X          68700
COMMON STOCK

ZIFF DAVIS INC        COMMON STOCK  989511100   1,007,010      111,890         X            X          111890

GRAND TOTAL:                                   99,031,038
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